Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Lubricants	$ 18,078	$ 13,945
Bunkers	60,511	48,417
Total	$ 78,589	$ 62,362